Related Party Transactions (Details)			12 Months Ended
	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Jun. 30, 2021 USD ($)
Related Party Transactions [Abstract]
Borrowed amount			$ 225,000
Software development services amount	$ 154,909	¥ 1,000,000